Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2023	Feb. 28, 2023		Feb. 28, 2022
Current assets:
Cash	$ 97,478	$ 939,759	[1]	$ 4,648,146
Accounts receivable, net	505,438	265,024	[1]	429,469
Device parts inventory, net	2,220,159	1,637,899	[1]	1,530,657
Prepaid expenses and deposits	691,240	596,310	[1]	442,164
Total current assets	3,514,315	3,438,992	[1]	7,050,436
Operating lease asset	1,115,447	1,208,440	[1]	1,331,605
Revenue earning devices, net of accumulated depreciation of $778,839 and $434,661, respectively	2,111,896	1,235,219	[1]	709,063
Fixed assets, net of accumulated depreciation of $182,002 and $49,065, respectively	300,300	315,888	[1]	137,952
Trademarks	27,080	27,080	[1]	28,723
Investment at cost	50,000	50,000	[1]
Security deposit	17,380	21,239	[1]	21,239
Total assets	7,136,418	6,296,858	[1]	9,279,018
Current liabilities:
Accounts payable and accrued expenses	1,539,601	1,343,379	[1]	968,853
Advances payable- related party	1,594	1,594	[1]	1,594
Customer deposits	78,467	9,900	[1]	10,000
Current operating lease liability	229,016	248,670	[1]	254,027
Current portion of deferred variable payment obligation	764,702	542,177	[1]	325,600
Current portion of convertible notes payable, net of discount of $0 and $0, respectively				3,500
Loan payable - related party	299,286	206,516	[1]	193,556
Incentive compensation plan payable	1,166,000	979,000	[1]	479,500
Current portion of loans payable, net of discount of $1,651,597 and $14,745	8,349,678	9,918,389	[1]	1,004,708
Vehicle loan - current portion	38,522	38,522	[1]	38,522
Current portion of accrued interest payable	3,992,259	2,761,446	[1]	1,260,271
Derivative liability				7,587
Total current liabilities	16,459,125	16,049,593	[1]	4,547,718
Non-current operating lease liability	881,816	950,541	[1]	1,057,579
Loans payable, net of discount of $4,130,291 and $4,905,076, respectively	18,688,471	15,554,069	[1]	20,309,069
Deferred variable payment obligation	2,525,000	2,525,000	[1]	2,525,000
Accrued interest payable	4,774,660	3,060,656	[1]	1,816,009
Total liabilities	43,329,072	38,139,859	[1]	30,255,375
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock value			[1]
Common Stock, $0.00001 par value; 7,225,000,000 shares authorized 5,848,741,599 and 4,735,210,360 shares issued, issuable and outstanding, respectively	77,152	58,489	[1]	47,353
Additional paid-in capital	89,160,341	80,247,252	[1]	73,015,576
Preferred stock to be issued	99,086	99,086	[1]	99,086
Accumulated deficit	(125,535,116)	(112,253,711)	[1]	(94,144,254)
Total stockholders’ deficit	(36,192,654)	(31,843,001)	[1]	(20,976,357)
Total liabilities and stockholders’ deficit	7,136,418	6,296,858	[1]	9,279,018
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value			[1]
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value	3,350	3,350	[1]	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value	$ 2,533	$ 2,533	[1]	$ 2,532

[1]	Derived from audited information